Equity-Based Compensation - Summary of the Option Activity under the Equity Compensation Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Outstanding Beginning	533,173	351,875
Number of Options, Granted		456,103
Number of Options, Exercised		(119,861)
Number of Options, Forfeited		(154,944)
Number of Options, Outstanding Ending		533,173	351,875
2021 Plan [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Outstanding Beginning	968,292	968,292	835,061
Number of Options, Granted	546,935	456,103
Number of Options, Exercised		(37,582)
Number of Options, Forfeited	(183,993)	(209,997)
Number of Options, Expired	(83,588)	(75,293)
Number of Options, Outstanding Ending	1,247,646	968,292	968,292
Number of Options, Exercisable	424,504	435,120
Weighted- Average Exercise Price (per option), Outstanding Beginning	$ 132.5	$ 132.5	$ 193
Weighted- Average Exercise Price (per option), Granted	23	59
Weighted- Average Exercise Price (per option), Exercised		76
Weighted- Average Exercise Price (per option), Forfeited	126.5	227.5
Weighted- Average Exercise Price (per option), Expired	130	124
Weighted- Average Exercise Price (per option), Outstanding Ending	35.5	132.5	$ 132.5
Weighted- Average Exercise Price (per option), Exercisable	$ 52	$ 130
Weighted- Average Remaining Contractual Term (in years), Outstanding	7 years 5 months 12 days	6 years 4 months 6 days	5 years 11 months 1 day
Weighted- Average Remaining Contractual Term (in years), Exercisable	4 years 3 days	3 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding			$ 11,379